UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2006

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Goldman Capital Management Inc.
Address: 320 Park Ave.
               New York NY 10022

Form 13F File Number:  28-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Neal I Goldman
Title: President
Telephone: 212-415-7260

Signature, Place and Date of Signing:

Neal I Goldman, New York NY, May 5, 2006
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total: 210,297

13-F GCMI 3/31/06

   	   	<C
Name of Issuer	Title of CUSIP	       Market	Shares	Invest Mgrs Discre    Voting Auth
                Class		        Value			Sole		Sole
			                (000)

AP Pharma Inc	Com	00202J104	1184	592000		592000		592000
Abaxis Inc	Com	2567105		8366	368860		368860		368860
Access Pharmac	Com	00431M209	14	48500		48500		48500
Amer Med Alert	Com	27904101	2772	442000		442000		442000
Amer Safety Ins	Com	G02995101	9574	673000		673000		673000
Bio Imaging 	Com	09056N103	85	20000		20000		20000
Celadon Gr Inc	Com	150838100	7125	325500		325500		325500
Columb Lab Inc	Com	197779101	9271	1865326		1865326		1865326
Curon Med Inc	Com	231292103	1011	3261550		3261550		3261550
Dot Hill Sys 	Com	25848T109	6443	907500		907500		907500
EP Medsystems	Com	26881P103	3208	1166700		1166700		1166700
Eplus Inc	Com	294268107	2135	150000		150000		150000
Forgent Netw	Com	34629U103	1734	1014000		1014000		1014000
***Fuel-Tech NV	Com	359523107	7154	447400		447400		447400
Gametech Intl 	Com	36466D102	1815	260800		260800		260800
GP Strategies 	Com	36225V104	4821	681000		681000		681000
GSE Systems Inc	Com	36227K106	476	275636		275636		275636
Harris InterInc	Com	414549105	2532	450500		450500		450500
Hypercom Corp	Com	44913M105	6644	714400		714400		714400
Imergent Inc	Com	45247Q100	16302	1476600		1476600		1476600
Indust Dist Grp	Com	456061100	6393	756580		756580		756580
Infocross Inc	Com	45664X109	5448	452123		452123		452123
***Infonow Corp	Com	456664309	130	250000		250000		250000
Info Media Inc	Com	45677V108	193	420000		420000		420000
Landec Corp	Com	514766104	2777	348000		348000		348000
Lifetime 	Com	53222Q103	12630	448049		448049		448049
Liquid Tech	Com	53634X100	354	251000		251000		251000
***MDC Part Inc	Com	552697104	12296	1440912		1440912		1440912
Med Nut USA Inc	Com	58461X107	334	72500		72500		72500
Mono Sys Tech	Com	609842109	13491	1522703		1522703		1522703
Napco Sec Sys 	Com	630402105	2837	171000		171000		171000
Nat Pat Dev	Com	637132101	2377	1617000		1617000		1617000
Nestor Inc	Com	641074505	4627	1349000		1349000		1349000
Oasys Mobile 	Com	67421G104	776	497300		497300		497300
Penn Treaty Am	Com	707874400	6217	673529		673529		673529
Photomedex Inc	Com	719358103	5168	2705810		2705810		2705810
Progre Gam Intl	Com	74332S102	6223	650298		650298		650298
Rewards Net	Com	761557107	923	116000		116000		116000
S1 Corp		Com	78463B101	538	106800		106800		106800
Source Infor	Com	836151209	2850	250000		250000		250000
Source Inter 	Com	836151209	4258	373500		373500		373500
Star Scient	Com	85517P101	2482	793000		793000		793000
Thomas Group 	Com	884402108	2811	342800		342800		342800
Ult Soft Gr	Com	90385D107	1292	50000		50000		50000
Univer Elect	Com	913483103	13153	743125		743125		743125
Wrld Fuel Sv	Com	981475106	7053	174400		174400		174400

					210297
